UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/13

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Select Managers Small Cap Growth Fund, covering the 12-month period from June 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. Investors appear to have adopted a more optimistic outlook, as several major stock market indices reached new record highs by the reporting period’s end.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through May 31, 2013, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the 12-month period ended May 31, 2013, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of 29.36%, Class C shares returned 28.48%, and Class I shares returned 29.79%.1 In comparison, the total return of the Russell 2000 Growth Index (the “Index”), the fund’s benchmark, was 30.86% for the same period.2

Improving U.S. economic trends generally drove small-cap growth stocks higher during the reporting period.The fund’s returns modestly trailed the Index, primarily due to relative weakness in the consumer staples and information technology sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day portfolio management of six sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 21% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time.Approximately 25% of the fund’s assets are under the management of Geneva Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 13% of the fund’s assets are under the management of Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of stocks. King Investment Advisors, Inc., which uses a bottom-up approach seeking stocks trading at a discount to private market value that possess a growth catalyst, and Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manage 10% and 17% of the fund’s assets, respectively. At the end of the reporting period, EAM Investors, LLC, was added as an additional sub-adviser to the fund and manages less than 14% of the fund’s assets. EAM chooses investments through bottom-up fundamental analysis, using a blend of a quantitative discovery process and a qualitative analysis process.These percentages can change over time, within ranges described in the prospectus.

Recovering Economy Fueled Market Gains

A sustained market rally began soon after the start of the reporting period when investors responded positively to improved U.S. employment and housing market trends, a stated commitment to the euro by the European Central Bank, and expectations that new economic policies in China might boost global growth. Investor optimism later faltered amid uncertainty surrounding automatic U.S. tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate investors’ worries. Continued corporate earnings strength and encouraging economic data supported stock prices over the first five months of 2013, enabling some broad measure of stock market performance to reach record highs by the reporting period’s end. Small-cap stocks produced higher returns than their large-cap counterparts, and small-cap growth stocks outperformed small-cap value stocks, on average.

Stock Selections Buoyed Fund Results

Although the fund participated substantially in the small-cap growth market’s gains over the reporting period, its results compared to the benchmark were undermined to a degree by the consumer staples sector, where specialty retailer The Fresh Market and organic food distributor United Natural Foods struggled with intensifying competition from large-cap grocery chains. In the information technology sector, online surplus goods auctioneer Liquidity Services reduced its profit forecast due to economic concerns, and cloud computing specialist Rackspace Hosting missed a quarterly earnings target as a result of sluggish demand.

The fund achieved better relative results in other areas. Among energy companies, oil-and-gas property developer Gulfport Energy achieved better-than-expected production volumes from its wells in the Utica Shale formation, and drilling equipment provider Dril-Quip benefited from a surge in the issuance of permits for offshore drilling in 2012. In the financials sector, investment adviser Financial Engines advanced along with the strong rise in the capital markets during the reporting period.

A Constructive Outlook

The fund’s sub-advisers generally have been encouraged by recent trends among small-cap companies. It is expected that these companies will continue to benefit from increasing mergers-and-acquisitions activity, a strong domestic economy and reasonably attractive valuations. Recent growth-oriented opportunities have been found in the information technology sector, while allocations to other market sectors were roughly in line with their respective benchmark components.

June 17, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class C returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus Select Managers Small Cap Growth Fund on 7/1/10 (inception date) to a $10,000 investment made in the Russell 2000 Growth Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 5/31/13

	Inception			From
	Date	1	Year	Inception
Class A shares
with maximum sales charge (5.75%)	7/1/10	21.89%		19.35%
without sales charge	7/1/10	29.36%		21.79%
Class C shares
with applicable redemption charge †	7/1/10	27.48%		20.91%
without redemption	7/1/10	28.48%		20.91%
Class I shares	7/1/10	29.79%		22.14%
Russell 2000 Growth Index	6/30/10	30.86%		20.85%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	For comparative purposes, the value of the Index as of 6/30/10 is used as the beginning value on 7/1/10.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.25	$11.23	$5.39
Ending value (after expenses)	$1,202.40	$1,198.20	$1,204.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.64	$10.30	$4.94
Ending value (after expenses)	$1,018.35	$1,014.71	$1,020.04

† Expenses are equal to the fund’s annualized expense ratio of 1.32% for Class A, 2.05% for Class C and .98%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013

Common Stocks—97.9%	Shares		Value ($)
Automobiles & Components—1.0%
Dorman Products	8,979		399,835
Gentex	49,773		1,138,308
Tesla Motors	15,665	[a,b]	1,531,410
Thor Industries	9,420		402,328
			3,471,881
Banks—1.9%
BancorpSouth	27,829	[a]	477,546
Bank of the Ozarks	43,747		1,909,557
MetroCorp Bancshares	103,000	[b]	1,007,340
Nationstar Mortgage Holdings	21,580	[a,b]	878,522
PrivateBancorp	1,650		31,944
Radian Group	46,616	[a]	599,948
Texas Capital Bancshares	32,139	[b]	1,419,258
Western Alliance Bancorp	31,937	[b]	469,474
			6,793,589
Capital Goods—10.4%
A.O. Smith	11,195		438,844
Acuity Brands	30,231		2,269,441
Air Lease	22,166		620,648
Apogee Enterprises	12,135		323,762
Barnes Group	55,571		1,679,356
Beacon Roofing Supply	77,448	[b]	3,192,406
Belden	6,355		339,675
Builders FirstSource	93,817	[b]	632,327
Chart Industries	39,125	[b]	3,806,080
CIRCOR International	6,527		333,530
DigitalGlobe	27,597	[b]	834,257
Donaldson	29,075		1,090,603
EMCOR Group	8,620		342,645
Enphase Energy	38,322	[b]	295,846
ExOne	16,195	[a]	803,596
GenCorp	47,581	[a,b]	650,908
Generac Holdings	22,472	[b]	910,116
Graham	13,267		371,476

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Great Lakes Dredge and Dock	58,092		482,164
Hexcel	14,217	[b]	494,325
Manitowoc	15,893		333,912
MasTec	11,367	[b]	361,471
Middleby	15,711	[b]	2,568,592
Mueller Water Products, Cl. A	62,427		475,069
Orbital Sciences	100,637	[b]	1,829,581
Polypore International	19,812	[a,b]	745,328
PowerSecure International	23,266	[b]	313,626
Primoris Services	51,766		1,103,133
Proto Labs	60,697	[a,b]	3,352,903
RBC Bearings	34,503	[b]	1,689,267
The KEYW Holding Corp.,	37,114	[a,b]	547,431
Titan International	49,200	[a]	1,147,836
TriMas	9,940	[b]	320,565
Triumph Group	4,009		311,299
United Rentals	18,364	[b]	1,043,810
Valmont Industries	1,938		295,216
Westport Innovations	42,655	[a,b]	1,292,873
			37,643,917
Commercial & Professional Services—4.9%
Advisory Board	39,060	[b]	2,062,759
Casella Waste Systems, Cl. A	265,757	[b]	1,065,686
Healthcare Services Group	89,057		2,020,703
InnerWorkings	81,800	[a,b]	886,712
Mobile Mini	75,369	[b]	2,536,166
On Assignment	16,171	[b]	421,093
Ritchie Brothers Auctioneers	63,445	[a]	1,313,311
Rollins	105,910		2,675,287
Team	38,480	[b]	1,387,974
Tetra Tech	37,400	[b]	1,031,118
The Brink’s Company	40,500		1,086,615
UniFirst	3,853		365,650
WageWorks	31,295		906,616
			17,759,690

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel—2.4%
Callaway Golf	256,100	[a]	1,754,285
Carter’s	5,281		380,602
Fifth & Pacific	37,395	[b]	803,619
G-III Apparel Group	13,927	[b]	586,466
Hanesbrands	7,444		371,158
KB Home	15,747		348,953
La-Z-Boy	33,634		621,220
Quiksilver	53,155	[b]	418,330
Ryland Group	8,469		383,476
SodaStream International	37,535	[a,b]	2,394,733
Steven Madden	8,848	[b]	429,128
Tumi Holdings	11,259	[b]	273,031
			8,765,001
Consumer Services—7.3%
AFC Enterprises	7,482	[b]	272,794
BJ’s Restaurants	29,263	[b]	1,098,533
Bloomin’ Brands	41,109		956,196
Boyd Gaming	37,589	[a,b]	489,785
Bravo Brio Restaurant Group	78,350	[b]	1,410,300
Bright Horizons Family Solutions	17,915		645,836
Capella Education	7,699	[b]	335,368
Cheesecake Factory	42,395		1,692,408
Chuy’s Holdings	58,101		2,024,820
Coinstar	26,575	[a,b]	1,547,728
Del Frisco’s Restaurant Group	20,716		385,110
Domino’s Pizza	17,338		1,027,623
Fiesta Restaurant Group	36,368	[b]	1,293,610
Grand Canyon Education	107,340	[b]	3,447,761
Jack in the Box	9,440	[b]	344,466
K12	56,535	[a,b]	1,680,220
Krispy Kreme Doughnuts	96,461	[b]	1,670,704
LifeLock	59,699		616,093
Marriott Vacations Worldwide	20,207	[b]	894,160
Panera Bread, Cl. A	11,048	[b]	2,119,338
SHFL Entertainment	28,456	[b]	490,866

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Six Flags Entertainment	8,375		624,524
Sonic	28,708	[b]	376,936
Sotheby’s	31,625		1,178,031
			26,623,210
Diversified Financials—3.4%
Affiliated Managers Group	6,906	[b]	1,132,584
Financial Engines	89,443	[a]	3,856,782
HFF, Cl. A	30,293		569,811
MarketAxess Holdings	45,010		1,951,634
Portfolio Recovery Associates	21,303	[b]	3,243,808
Regional Management	19,432	[b]	458,595
WisdomTree Investments	96,143	[b]	1,196,019
			12,409,233
Energy—5.5%
Bill Barrett	27,880	[a,b]	629,252
Bonanza Creek Energy	69,082	[b]	2,566,397
Cheniere Energy	15,199	[b]	446,091
Dril-Quip	24,688	[b]	2,233,029
Geospace Technologies	12,635	[b]	1,097,477
Gulfport Energy	68,643	[b]	3,273,585
Halcon Resources	77,057	[a,b]	406,861
Hornbeck Offshore Services	6,333	[b]	329,443
MRC Global	10,090	[b]	286,455
Oasis Petroleum	40,048	[b]	1,488,183
Pacific Drilling	30,220	[b]	300,387
PDC Energy	13,075	[b]	669,309
Rosetta Resources	22,895	[b]	1,072,860
Sanchez Energy	60,304	[a,b]	1,318,848
SM Energy	24,722		1,499,142
Solazyme	31,591	[b]	389,201
Superior Energy Services	59,875	[b]	1,597,465
Targa Resources	4,981		320,876
			19,924,861
Exchange-Traded Funds—.6%
iShares Russell 2000 Index Fund	23,725	[a]	2,320,305

Common Stocks (continued)	Shares		Value ($)
Food & Staples Retailing—1.1%
Fairway Group Holdings	16,785		366,249
Fresh Market	22,403	[b]	1,109,845
Natural Grocers by Vitamin Cottage	10,335	[a]	292,997
Susser Holdings	9,232	[b]	437,043
United Natural Foods	37,055	[b]	1,960,951
			4,167,085
Food, Beverage & Tobacco—.9%
Boulder Brands	11,235	[b]	117,855
J&J Snack Foods	23,566		1,788,659
TreeHouse Foods	20,557	[b]	1,346,072
			3,252,586
Health Care Equipment & Services—14.2%
Abaxis	58,343		2,567,676
Acadia Healthcare	32,154	[b]	1,073,622
Accuray	194,600	[a,b]	1,045,002
Allscripts Healthcare Solutions	47,145	[b]	652,958
AMN Healthcare Services	21,913	[b]	293,415
Analogic	4,299		341,727
athenahealth	20,325	[a,b]	1,718,479
Bio-Reference Labs	50,555	[a,b]	1,559,622
BioScrip	41,439	[b]	579,317
Brookdale Senior Living	10,686	[b]	302,948
Cantel Medical	65,381		2,225,569
Capital Senior Living	28,606	[b]	750,907
Cardiovascular Systems	11,817	[b]	242,839
Chemed	30,055	[a]	2,104,451
Community Health Systems	8,566	[b]	412,624
DexCom	113,084	[b]	2,355,539
Endologix	20,797	[b]	279,512
GenMark Diagnostics	37,967	[b]	565,708
Globus Medical, Cl. A	41,396	[a]	604,382
Greenway Medical Technologies	46,704	[a,b]	560,448
Haemonetics	33,858	[b]	1,397,658
HealthSouth	12,731	[b]	372,891
Healthways	49,239	[b]	662,265

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
HMS Holdings	41,033	[b]	1,021,722
Hologic	75,500	[b]	1,566,625
Insulet	43,180	[b]	1,289,355
IPC The Hospitalist	61,803	[b]	3,013,514
Medidata Solutions	69,530	[b]	4,798,960
MEDNAX	25,691	[a,b]	2,384,895
MWI Veterinary Supply	18,165	[b]	2,207,229
Neogen	58,422	[b]	3,182,246
Novadaq Technologies	73,526	[b]	997,012
Omnicell	98,644	[b]	1,788,416
Sirona Dental Systems	4,170	[b]	295,820
Spectranetics	66,417	[b]	1,241,998
STAAR Surgical	121,200	[b]	1,078,680
STERIS	7,224		327,536
Team Health Holdings	32,366	[b]	1,264,540
TearLab	107,983	[a,b]	1,135,981
Thoratec	34,300	[b]	1,069,131
Vanguard Health Systems	26,374	[b]	351,302
			51,684,521
Household & Personal Products—.1%
Nu Skin Enterprises, Cl. A	5,646		331,985
Insurance—.7%
AmTrust Financial Services	18,766	[a]	619,841
Homeowners Choice	9,865		342,907
Meadowbrook Insurance Group	42,000		336,840
RLI	6,190		464,745
Stewart Information Services	27,900		772,551
			2,536,884
Materials—3.3%
Axiall	12,713		548,566
Balchem	39,152		1,879,687
Chemtura	14,711	[b]	337,323
Eagle Materials	15,150		1,117,312
Flotek Industries	44,585	[b]	775,333
Glatfelter	14,969		370,183

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Headwaters	80,709	[b]	856,323
Horsehead Holding	84,400	[b]	971,444
Minerals Technologies	7,524		320,522
Packaging Corporation of America	6,672		326,928
PolyOne	19,823		509,253
Sealed Air	21,905		526,158
Sensient Technologies	31,924		1,317,503
Texas Industries	4,870	[b]	347,767
US Silica Holdings	36,499	[a]	806,263
Walter Energy	63,300	[a]	1,079,898
			12,090,463
Media—.8%
Cinemark Holdings	10,085		295,894
Hemisphere Media Group	8,388	[a,b]	119,193
Live Nation	37,019	[b]	503,829
MDC Partners, Cl. A	56,246		991,617
Nexstar Broadcasting Group, Cl. A	16,403		459,284
Shutterstock	8,925	[a]	422,509
			2,792,326
Pharmaceuticals, Biotech &
Life Sciences—6.8%
Acadia Pharmaceuticals	72,730	[a,b]	1,023,311
AcelRx Pharmaceuticals	49,698	[b]	442,809
Acorda Therapeutics	8,797	[b]	294,260
Aegerion Pharmaceuticals	21,810	[a,b]	1,588,423
Alkermes	29,742	[b]	929,438
Alnylam Pharmaceuticals	12,667	[b]	387,990
Array BioPharma	30,745	[b]	179,551
Astex Pharmaceuticals	32,070	[b]	155,539
Auxilium Pharmaceuticals	97,800	[b]	1,459,176
Cepheid	62,450	[b]	2,170,762
Chimerix	12,417		266,964
Coronado Biosciences	26,508	[b]	261,899
Covance	4,675	[b]	348,661
Emergent BioSolutions	64,750	[b]	919,450

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
ICON	16,675	[b]	572,619
Insmed	26,815	[b]	359,857
Isis Pharmaceuticals	17,169	[a,b]	371,709
Keryx Biopharmaceuticals	42,705	[b]	342,067
Ligand Pharmaceuticals, Cl. B	10,971	[b]	328,143
MannKind	37,830	[a,b]	252,326
Medicines	13,570	[b]	437,090
Nektar Therapeutics	73,575	[b]	696,755
Neurocrine Biosciences	49,730	[b]	643,009
NPS Pharmaceuticals	29,975	[b]	472,106
Orexigen Therapeutics	54,137	[b]	342,687
Pacira Pharmaceuticals	12,001	[b]	351,629
PAREXEL International	58,869	[b]	2,689,725
Pharmacyclics	3,634	[b]	333,020
Receptos	22,031		349,632
Repligen	51,817	[b]	429,045
Santarus	20,159	[b]	448,941
Sarepta Therapeutics	13,531	[a,b]	478,321
Techne	36,430		2,422,959
Tesaro	36,594	[a]	1,251,881
Theravance	12,274	[b]	430,081
Trius Therapeutics	51,980	[b]	398,687
			24,830,522
Real Estate—.8%
American Realty Capital Properties	27,003		410,986
Geo Group	9,215		320,866
Howard Hughes	17,883	[b]	1,781,147
Jones Lang LaSalle	2,994		274,939
			2,787,938
Retailing—6.4%
Asbury Automotive Group	14,696	[b]	605,475
Bebe Stores	89,193		486,994

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Big 5 Sporting Goods	16,425		328,664
Conn’s	27,084	[a,b]	1,333,346
Five Below	34,682	[a]	1,326,240
Francesca’s Holdings	21,081	[b]	601,863
Haverty Furniture	14,647		360,609
Hibbett Sports	33,805	[b]	1,927,899
HomeAway	24,686	[b]	754,897
Lithia Motors, Cl. A	8,502		442,869
LKQ	169,742	[b]	4,155,284
Lumber Liquidators Holdings	3,972	[b]	326,141
Monro Muffler Brake	31,041	[a]	1,459,548
PEP Boys-Manny Moe & Jack	75,500	[b]	931,670
Pier 1 Imports	12,693		294,351
Restoration Hardware Holdings	28,568	[a]	1,596,094
Shutterfly	54,258	[b]	2,644,535
Tile Shop Holdings	18,290	[b]	468,224
Travelcenters of America	26,632	[b]	296,414
Tuesday Morning	46,052	[b]	410,323
Ulta Salon Cosmetics & Fragrance	15,954	[b]	1,447,985
Vitamin Shoppe	22,794	[b]	997,010
			23,196,435
Semiconductors & Semiconductor
Equipment—2.4%
Advanced Energy Industries	11,095	[b]	204,148
Cabot Microelectronics	25,230	[b]	901,972
Cavium	6,996	[b]	229,189
Diodes	14,518	[b]	342,625
Fairchild Semiconductor International	33,938	[b]	492,440
MEMC Electronic Materials	47,067	[b]	379,831
Monolithic Power Systems	11,099		272,702
Power Integrations	29,515		1,259,995
Semtech	74,898	[b]	2,736,773
Silicon Laboratories	15,086	[b]	648,095

TheFund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Ultratech	10,313	[b]	376,012
Veeco Instruments	19,525	[a,b]	827,665
			8,671,447
Software & Services—16.3%
Active Network	139,000	[a,b]	929,910
Acxiom	22,386	[b]	492,268
Angie’s List	106,831	[a,b]	2,506,255
AOL	23,895	[b]	828,201
Aspen Technology	10,176	[b]	311,589
Bottomline Technologies	54,818	[b]	1,514,621
CACI International, Cl. A	16,500	[a,b]	1,058,310
Cass Information Systems	23,589		1,058,674
CommVault Systems	9,790	[b]	685,300
Concur Technologies	43,765	[a,b]	3,533,148
Cornerstone OnDemand	50,926	[b]	2,069,633
CoStar Group	19,010	[b]	2,125,508
DealerTrack Technologies	51,575	[b]	1,662,778
Demandware	16,354	[a,b]	500,596
Ebix	45,390	[a]	900,538
EPAM Systems	19,688	[b]	455,974
EVERTEC	28,776		576,095
ExlService Holdings	52,588	[b]	1,542,406
FactSet Research Systems	11,017	[a]	1,081,759
FleetCor Technologies	4,584	[b]	399,175
Fleetmatics Group	7,974		237,226
Guidewire Software	19,293	[b]	790,241
Infoblox	65,138	[b]	1,584,808
Interactive Intelligence Group	38,023	[a,b]	1,908,755
Interxion Holding	18,160	[b]	498,492
Liquidity Services	29,828	[a,b]	1,193,418
Manhattan Associates	4,890	[b]	366,897

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
MAXIMUS	46,463		3,467,534
Mentor Graphics	17,818		338,364
Move	27,093	[b]	308,589
NetSuite	22,209	[b]	1,945,509
NIC	29,720		496,918
Pegasystems	22,947		741,876
Proofpoint	19,701	[b]	397,960
PROS Holdings	9,795	[b]	283,369
QLIK Technologies	11,335	[b]	348,665
SciQuest	52,903	[b]	1,214,124
Sourcefire	26,544	[b]	1,485,402
Spark Networks	76,298	[a,b]	622,592
Splunk	7,948	[b]	371,648
SPS Commerce	34,235	[b]	1,847,663
Synchronoss Technologies	10,525	[b]	329,959
Take-Two Interactive Software	20,539	[b]	341,769
Tyler Technologies	63,384	[b]	4,374,130
Ultimate Software Group	56,429	[b]	6,280,548
Verint Systems	31,280	[b]	1,050,070
Web.com Group	16,036	[b]	336,596
WebMD Health	24,403	[b]	720,377
Yelp	29,497	[a,b]	879,306
Zillow, Cl. A	4,776	[a,b]	268,125
			59,263,668
Technology Hardware &
Equipment—3.0%
3D Systems	7,004	[b]	339,834
CalAmp	27,549	[b]	362,820
Ciena	28,936	[b]	484,389
Digi International	83,025	[b]	796,210
FEI	8,676		624,759
Fusion-io	21,078	[a,b]	304,999

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
Infinera	75,193	[a,b]	791,782
Ixia	38,601	[b]	606,808
National Instruments	71,687		2,035,911
Plantronics	6,988		322,846
Riverbed Technology	48,396	[b]	748,202
Silicon Graphics International	12,965	[b]	195,771
Sonus Networks	122,045	[b]	391,765
Stratasys	21,741	[a,b]	1,827,331
Synaptics	25,073	[b]	1,034,512
			10,867,939
Telecommunication Services—.1%
inContact	37,773	[b]	274,232
Transportation—3.6%
Allegiant Travel	18,918		1,750,104
AMERCO	2,346		404,450
Avis Budget Group	28,705	[b]	951,858
Echo Global Logistics	126,642	[b]	2,263,092
Forward Air	20,000		775,400
Genesee & Wyoming, Cl. A	21,038	[b]	1,873,434
Marten Transport	41,785		1,002,422
Old Dominion Freight Line	19,804	[b]	852,760
Roadrunner Transportation Systems	13,300	[b]	368,410
Ryder System	10,130		638,595
Saia	8,819	[b]	421,416
Swift Transportation	33,915	[b]	571,129
US Airways Group	72,448	[b]	1,272,911
			13,145,981
Total Common Stocks
cost $277,503,550)			355,605,699

Investment of Cash Collateral
for Securities Loaned—13.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $49,047,750)	49,047,750 [c]	49,047,750
Total Investments (cost $326,551,300)	111.4%	404,653,449
Liabilities, Less Cash and Receivables	(11.4%)	(41,249,822)
Net Assets	100.0%	363,403,627

a Security, or portion thereof, on loan.At May 31, 2013, the value of the fund’s securities on loan was $48,321,598 and the value of the collateral held by the fund was $51,011,764, consisting of cash collateral of $49,047,750 and
U.S Government & Agency securities valued at $1,964,014.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	16.3	Consumer Durables & Apparel	2.4
Health Care Equipment & Services	14.2	Semiconductors & Semiconductor
Money Market Investment	13.5	Equipment	2.4
Capital Goods	10.4	Banks	1.9
Consumer Services	7.3	Food & Staples Retailing	1.1
Pharmaceuticals, Biotech &		Automobiles & Components	1.0
Life Sciences	6.8	Food, Beverage & Tobacco	.9
Retailing	6.4	Media	.8
Energy	5.5	Real Estate	.8
Commercial & Professional Services	4.9	Insurance	.7
Transportation	3.6	Exchange-Traded Funds	.6
Diversified Financials	3.4	Household & Personal Products	.1
Materials	3.3	Telecommunication Services	.1
Technology Hardware & Equipment	3.0		111.4

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $48,321,598)—Note 1(b):
Unaffiliated issuers	277,503,550	355,605,699
Affiliated issuers	49,047,750	49,047,750
Cash		8,054,721
Receivable for investment securities sold		6,591,545
Receivable for shares of Common Stock subscribed		210,193
Dividends and securities lending income receivable		200,108
Prepaid expenses		32,679
		419,742,695
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		292,713
Liability for securities on loan—Note 1(b)		49,047,750
Payable for investment securities purchased		6,791,397
Payable for shares of Common Stock redeemed		130,300
Accrued expenses		76,908
		56,339,068
Net Assets ($)		363,403,627
Composition of Net Assets ($):
Paid-in capital		284,367,214
Accumulated investment (loss)—net		(561,103)
Accumulated net realized gain (loss) on investments		1,495,367
Accumulated net unrealized appreciation
(depreciation) on investments		78,102,149
Net Assets ($)		363,403,627

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	668,297	31,618	362,703,712
Shares Outstanding	30,152	1,457	16,225,626
Net Asset Value Per Share ($)	22.16	21.70	22.35
See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2013

Investment Income ($):
Income:
Cash dividends (net of $7,332 foreign taxes withheld at source)	1,203,240
Income from securities lending—Note 1(b)	793,317
Total Income	1,996,557
Expenses:
Management fee—Note 3(a)	2,404,784
Custodian fees—Note 3(c)	83,444
Registration fees	56,899
Professional fees	53,292
Directors’ fees and expenses—Note 3(d)	16,995
Prospectus and shareholders’ reports	7,875
Shareholder servicing costs—Note 3(c)	4,315
Loan commitment fees—Note 2	2,390
Distribution fees—Note 3(b)	275
Miscellaneous	26,145
Total Expenses	2,656,414
Less—reduction in expenses due to undertaking—Note 3(a)	(178)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	2,656,226
Investment (Loss)—Net	(659,669)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,775,193
Net unrealized appreciation (depreciation) on investments	65,403,208
Net Realized and Unrealized Gain (Loss) on Investments	74,178,401
Net Increase in Net Assets Resulting from Operations	73,518,732

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2013	2012
Operations ($):
Investment (loss)—net	(659,669)	(493,964)
Net realized gain (loss) on investments	8,775,193	(6,229,127)
Net unrealized appreciation
(depreciation) on investments	65,403,208	(2,036,149)
Net Increase (Decrease) in Net Assets
Resulting from Operations	73,518,732	(8,759,240)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	676,781	581,804
Class C Shares	25,490	16,201
Class I Shares	134,063,168	112,376,547
Cost of shares redeemed:
Class A Shares	(613,082)	(876,833)
Class C Shares	(51,050)	(157,340)
Class I Shares	(33,883,374)	(25,966,135)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	100,217,933	85,974,244
Total Increase (Decrease) in Net Assets	173,736,665	77,215,004
Net Assets ($):
Beginning of Period	189,666,962	112,451,958
End of Period	363,403,627	189,666,962
Accumulated investment (loss)—net	(561,103)	—

		Year Ended May 31,
	2013	2012
Capital Share Transactions:
Class Aa
Shares sold	36,749	32,886
Shares redeemed	(31,680)	(49,064)
Net Increase (Decrease) in Shares Outstanding	5,069	(16,178)
Class Ca
Shares sold	1,398	901
Shares redeemed	(2,698)	(9,913)
Net Increase (Decrease) in Shares Outstanding	(1,300)	(9,012)
Class I
Shares sold	6,979,448	6,484,576
Shares redeemed	(1,738,932)	(1,557,111)
Net Increase (Decrease) in Shares Outstanding	5,240,516	4,927,465

a During the period ended May 31, 2013, 865 Class C shares representing $18,835 were exchanged for 847
Class A shares.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
Class A Shares	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	17.13	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.13)	(.15)
Net realized and unrealized gain
(loss) on investments	5.14	(1.10)	6.06
Total from Investment Operations	5.03	(1.23)	5.91
Distributions:
Return of capital	—	—	(.05)
Net asset value, end of period	22.16	17.13	18.36
Total Return (%)[c]	29.36	(6.70)	47.31	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	1.43	2.95	[e]
Ratio of net expenses
to average net assets	1.33	1.34	1.40	[e]
Ratio of net investment (loss)
to average net assets	(.56)	(.78)	(1.03)[e]
Portfolio Turnover Rate	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	668	430	758

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

		Year Ended May 31,
Class C Shares	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	16.89	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.23)	(.26)	(.26)
Net realized and unrealized
gain (loss) on investments	5.04	(1.07)	6.03
Total from Investment Operations	4.81	(1.33)	5.77
Distributions:
Return of capital	—	—	(.05)
Net asset value, end of period	21.70	16.89	18.22
Total Return (%)[c]	28.48	(7.30)	46.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.25	2.16	3.73	[e]
Ratio of net expenses
to average net assets	2.02	2.07	2.15	[e]
Ratio of net investment (loss)
to average net assets	(1.28)	(1.56)	(1.77)[e]
Portfolio Turnover Rate	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	32	47	214

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended May 31,
Class I Shares	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	17.22	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.06)	(.13)
Net realized and unrealized
gain (loss) on investments	5.18	(1.12)	6.08
Total from Investment Operations	5.13	(1.18)	5.95
Distributions:
Return of capital	—	—	(.05)
Net asset value, end of period	22.35	17.22	18.40
Total Return (%)	29.79	(6.41)	47.63	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99	1.03	1.77	[d]
Ratio of net expenses
to average net assets	.99	1.02	1.15	[d]
Ratio of net investment (loss)
to average net assets	(.25)	(.34)	(.84)[d]
Portfolio Turnover Rate	111.48	107.62	70.41	[c]
Net Assets, end of period ($ x 1,000)	362,704	189,191	111,480

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), King Investment Advisors, Inc. (“King”) and Nicholas Investment Partners, L.P. (“Nicholas”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.The Company’s Board of Directors (the “Board”) approved, effective November 27, 2012 a new sub-investment advisory agreement with EAM Investors, LLC (“EAM”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 29, 2013, the Company’s Board of Directors (the “Board”) authorized the fund to offer Class Y shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about July 1, 2013, Class Y shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.The Board approved an increase in the authorized shares of the fund from 225 million to 325 million and authorized 100 million ClassY shares.

As of May 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 133 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	344,987,511	—	—	344,987,511
Equity Securities—
Foreign
Common Stocks†	8,297,883	—	—	8,297,883
Exchange-Traded
Funds	2,320,305	—	—	2,320,305
Mutual Funds	49,047,750	—	—	49,047,750

† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2013, The Bank of New York Mellon earned $264,439 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2012($)	Purchases ($)	Sales ($)	5/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	24,229,303	169,220,760	144,402,313	49,047,750	13.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $3,737,162 and unrealized appreciation $75,860,354. In addition, the fund deferred for tax purposes late year ordinary losses of $561,103 to the first day of the following fiscal year.

During the period ended May 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $98,566 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from June 1, 2012 through February 12, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.15% of the value of the fund’s average daily net assets.Thereafter, Dreyfus has contractually agreed, from February 13, 2013 through July 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $178 during the period ended May 31, 2013.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Riverbridge, Geneva, CCM, King, Nicholas and EAM, Dreyfus pays each sub-investment adviser separate monthly fees at an annual percentage of the value of the fund’s average daily net assets managed by such investment adviser.

During the period ended May 31, 2013, the Distributor retained $3,252 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2013, Class C shares were charged $275 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2013, Class A and Class C shares were charged $1,786 and $92, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and cash management services

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $1,909 for transfer agency services and $65 for cash management services. Cash management fees were partially offset by earnings credits of $9.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $83,444 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $40 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2013, the fund was charged $8,527 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $271,608, Distribution Plan fees $26, Shareholder Services Plan fees $147, custodian fees $16,800, Chief Compliance Officer fees $3,830 and transfer agency fees $350, which are offset against an expense reimbursement currently in effect in the amount of $48.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2013, amounted to $389,735,906 and $291,419,311, respectively.

At May 31, 2013, the cost of investments for federal income tax purposes was $328,793,095; accordingly, accumulated net unrealized appreciation on investments was $75,860,354, consisting of $81,002,556 gross unrealized appreciation and $5,142,202 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Select Managers Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Select Managers Small Cap Growth Fund (one of the series comprising Strategic Funds, Inc.) as of May 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Select Managers Small Cap Growth Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles

NewYork, NewYork
July 26, 2013

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
William Hodding Carter III (78)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Gordon J. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm ofVenable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 47
———————
Joni Evans (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66
———————
Richard C. Leone (73)
Board Member (1984)
Principal Occupation During Past 5Years:
• Senior Fellow and former President of The Century Foundation (formerly, The Twentieth
Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (75)
Board Member (1984)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (49)
Board Member (1995)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring service in Illinois (2013-present)
No. of Portfolios for which Board Member Serves: 90

Burton N. Wallack (62)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (75)
Board Member (1984)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of NewYork
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
• NewYork Private Bank & Trust, Director
No. of Portfolios for which Board Member Serves: 24
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

The Fund 43

OFFICERS OF THE FUND (Unaudited)

The Fund 45

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were and $30,857 in 2012 and $31,594 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,478 in 2012 and $3,040 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $8 in 2012 and $0 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,054,975  in 2012 and $49,714,645 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
          Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and
                                   Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]